Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2005 Fund	Sep. 08, 2023
Fidelity Flex Freedom Blend 2005 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.70%)
Past 5 years	2.14%
Since Inception	2.75%
Fidelity Flex Freedom Blend 2005 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.24%)
Past 5 years	0.54%
Since Inception	1.17%
Fidelity Flex Freedom Blend 2005 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.60%)
Past 5 years	1.21%
Since Inception	1.68%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.21%	[1]
F0556
Average Annual Return:
Past 1 year	(11.46%)
Past 5 years	2.18%
Since Inception	2.72%	[1]

[1]	AFrom June 8, 2017.